SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16:- SUBSEQUENT EVENTS

In February 2012 the Company issued to the holder of the Company’s long-term convertible debt 15,380 shares in payment of interest expense.

In February 2012, the Company received an additional $75 of the total purchase price under its share purchase agreement with Jerusalem Technology Investments Ltd. (see Note 12(c)).

On March 12, 2012 the Company received from Bank Hapoalim a waiver of its bank covenants (see Note 7) for the remaining quarters of 2012 and for the first quarter of 2013. In connection with the waiver the Company paid fees of $8 to the bank.